Form N-1A Supplement - PACE Global Fixed Income Investments	Nov. 13, 2026
Class A Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

November 13, 2026

Supplement to the prospectuses relating to Class A shares (the “Class A Prospectus”), Class P shares (the “Class P Prospectus”) and Class P2 shares (the “Class P2 Prospectus”) (collectively, the “Prospectuses”), and the Statement of Additional Information (“SAI”), each dated November 28, 2025, as supplemented.

Includes:

•
PACE® Global Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Fixed Income Investments (the “fund”), a series of the PACE Select Advisors Trust (the “Trust”). At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated J.P. Morgan Investment Management Inc. (“J.P. Morgan”) as subadvisor to the fund, effective as of the close of business on November 6, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Pacific Investment Management Company LLC (“PIMCO”) to serve as a new subadvisor to the fund. PIMCO assumed investment advisory responsibility with respect to a separate portion of the fund’s portfolio effective on November 6, 2026.

I. PACE® Global Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to “J.P. Morgan Investment Management Inc.” or “J.P. Morgan” as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.

Class P Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

November 13, 2026

Supplement to the prospectuses relating to Class A shares (the “Class A Prospectus”), Class P shares (the “Class P Prospectus”) and Class P2 shares (the “Class P2 Prospectus”) (collectively, the “Prospectuses”), and the Statement of Additional Information (“SAI”), each dated November 28, 2025, as supplemented.

Includes:

•
PACE® Global Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Fixed Income Investments (the “fund”), a series of the PACE Select Advisors Trust (the “Trust”). At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated J.P. Morgan Investment Management Inc. (“J.P. Morgan”) as subadvisor to the fund, effective as of the close of business on November 6, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Pacific Investment Management Company LLC (“PIMCO”) to serve as a new subadvisor to the fund. PIMCO assumed investment advisory responsibility with respect to a separate portion of the fund’s portfolio effective on November 6, 2026.

I. PACE® Global Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to “J.P. Morgan Investment Management Inc.” or “J.P. Morgan” as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.

Class P2 Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

November 13, 2026

Supplement to the prospectuses relating to Class A shares (the “Class A Prospectus”), Class P shares (the “Class P Prospectus”) and Class P2 shares (the “Class P2 Prospectus”) (collectively, the “Prospectuses”), and the Statement of Additional Information (“SAI”), each dated November 28, 2025, as supplemented.

Includes:

•
PACE® Global Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Fixed Income Investments (the “fund”), a series of the PACE Select Advisors Trust (the “Trust”). At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated J.P. Morgan Investment Management Inc. (“J.P. Morgan”) as subadvisor to the fund, effective as of the close of business on November 6, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Pacific Investment Management Company LLC (“PIMCO”) to serve as a new subadvisor to the fund. PIMCO assumed investment advisory responsibility with respect to a separate portion of the fund’s portfolio effective on November 6, 2026.

I. PACE® Global Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to “J.P. Morgan Investment Management Inc.” or “J.P. Morgan” as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.